Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended							0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Jun. 04, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014 Incentive Stock Plan 2000 [Member]	Sep. 30, 2014 Incentive Stock Plan 2009 [Member]	Sep. 30, 2014 April 2012 Share Repurchase Program [Member]	Apr. 30, 2012 April 2012 Share Repurchase Program [Member]	Nov. 03, 2014 Subsequent Event [Member]	Jun. 04, 2013 Treasury Stock [Member]	Sep. 30, 2014 Treasury Stock [Member]	Sep. 30, 2013 Treasury Stock [Member]	Sep. 30, 2012 Treasury Stock [Member]	Jun. 04, 2013 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Jun. 04, 2013 Retained Earnings [Member]	Sep. 30, 2014 Retained Earnings [Member]	Sep. 30, 2013 Retained Earnings [Member]	Sep. 30, 2012 Retained Earnings [Member]
Common Stock Disclosures [Abstract]
Common Stock, Shares Authorized		300,000,000
Common Stock, Capital Shares Reserved for Future Issuance					200,000	1,500,000
Number of shares authorized to be repurchased		10,000,000						10,000,000
Stock Repurchased During Period, Shares		1,000,000									1,000,000	0	5,924,000
Payments for Repurchase of Common Stock		$ 94.4	$ 0	$ 417.8
Remaining number of shares authorized to be repurchased							5,000,000
Total dividends declared		126.2																	126.2	108.1	25.6
Dividends paid		123.9							31.0
Common stock, dividends declared (in dollars per share)									$ 0.5
Treasury share retirement (shares)	43,000,000										0	42,757,000	0		0	42,757,000	0
Treasury share retirement										$ 2,146.5	$ 0	$ 2,146.5	$ 0	$ 0.4	$ 0	$ (0.4)	$ 0	$ 2,146.1	$ 0	$ (2,146.1)	$ 0